real estate joint ventures and investment in associate	12 Months Ended
Dec. 31, 2022
real estate joint ventures and investment in associate
real estate joint ventures and investment in associate
21	real estate joint ventures and investment in associate

(a)General

Real estate joint ventures

In 2013, we partnered, as equals, with two arm’s-length parties in a residential, retail and commercial real estate redevelopment project, TELUS Sky, in Calgary, Alberta. The new-build tower, completed in 2020, was to be built to the LEED Platinum standard.

Associate

We have acquired a 35% basic equity interest in Miovision Technologies Incorporated, an associate that is complementary to, and is viewed to grow, our existing Internet of Things business; our judgment is that we obtained significant influence over the associate concurrent with acquiring our equity interest.

(b)Real estate joint ventures

Summarized financial information

As at December 31 (millions)	2022	2021
ASSETS
Current assets
Cash and temporary investments, net	$8	$11
Other	27	28
	35	39
Non-current assets
Investment property	330	328
Other	10	10
	340	338
	$375	$377
LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Accounts payable and accrued liabilities	$18	$10
Construction credit facilities	342	—
	360	10
Non-current liabilities
Construction credit facilities	—	342
	—	342
	360	352
Owners’ equity
TELUS [1]	5	9
Other partners	10	16
	15	25
	$375	$377

1

The equity amounts recorded by the real estate joint venture differ from those recorded by us by the amount of the deferred gains on our real estate contributed and the valuation provision we have recorded in excess of that recorded by the real estate joint venture.

Years ended December 31 (millions)	2022	2021
Revenue	$20	$13
Depreciation and amortization	$8	$7
Interest expense	$8	$3
Net income (loss) and comprehensive income (loss) [1]	$(16)	$(18)

1	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

Our real estate joint ventures activity

Our real estate joint ventures investment activity is set out in the following table.

Years ended December 31 (millions)	2022			2021
	Loans and			Loans and
	receivables [1]	Equity [2]	Total	receivables [1]	Equity [2]	Total
Related to real estate joint ventures’ statements of income and other comprehensive income
Comprehensive income (loss) attributable to us [3]	$—	$(6)	$(6)	$—	$(3)	$(3)
Related to real estate joint ventures’ statements of financial position
Items not affecting currently reported cash flows
Construction credit facilities financing costs charged by us (Note 7)	4	—	4	4	—	4
Cash flows in the current reporting period
Construction credit facilities
Financing costs paid to us	(4)	—	(4)	(4)	—	(4)
Funds we advanced or contributed, excluding construction credit facilities	—	4	4	—	10	10
Funds repaid to us and earnings distributed	—	(1)	(1)	—	—	—
Net increase (decrease)	—	(3)	(3)	—	7	7
Real estate joint ventures carrying amounts
Balance, beginning of period	114	(8)	106	114	(11)	103
Valuation provision	—	3	3	—	(4)	(4)
Balance, end of period	$114	$(8)	$106	$114	$(8)	$106

1	Loans and receivables are included in our Consolidated statements of financial position as Real estate joint venture advances and are comprised of advances under construction credit facilities.
2

We account for our interests in the real estate joint ventures using the equity method of accounting. As at December 31, 2022 and 2021, we had recorded equity losses in excess of our recorded equity investment in respect of one of the real estate joint ventures; such resulting balance has been included in other long-term liabilities (Note 27).

3	As the real estate joint ventures are partnerships, no provision for income taxes of the partners is made in determining the real estate joint ventures’ net income and comprehensive income.

We have entered into lease agreements with the TELUS Sky real estate joint venture. During the year ended December 31, 2022, the TELUS Sky real estate joint venture recognized $8 million (2021 – $8 million) of revenue from our office tenancy; of this amount, one-third was due to our economic interest and two-thirds was due to our partners’ economic interests.

Construction credit facilities

The TELUS Sky real estate joint venture has a credit agreement, maturing August 31, 2023, with Canadian financial institutions (as 66-2/3% lender) and TELUS Corporation (as 33-1/3% lender) to provide $342 million of construction financing for the project. The construction credit facilities contain customary real estate construction financing representations, warranties and covenants and are secured by demand debentures constituting first fixed and floating charge mortgages over the underlying real estate assets. The construction credit facilities are available by way of bankers’ acceptance or prime loan and bear interest at rates in line with similar construction financing facilities.